Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 110,734	$ 47,044
Cost of sales	163,338	109,621
Other operating costs	(31,307)	26,789
Loss from operations	(83,911)	(89,366)
Interest expense, net of capitalized interest	(20,593)	(43,458)
Fair value adjustment to warrants - Notes 12 and 20	14,426	(3,767)
Loss on sale of equipment	(16)
Interest income		199
Loss before income taxes	(90,094)	(136,392)
Income tax benefit - Note 17	1,530	0
Net loss	(88,564)	(136,392)
Total Assets	142,324	232,626
Hycroft Mine
Segment Reporting Information [Line Items]
Revenues	110,734	47,044
Cost of sales	163,338	109,621
Other operating costs	(16,688)	5,705
Loss from operations	(69,292)	(68,282)
Interest expense, net of capitalized interest	0	(141)
Fair value adjustment to warrants - Notes 12 and 20	0	0
Loss on sale of equipment	(16)
Interest income		199
Loss before income taxes	(69,308)
Income tax benefit - Note 17	0
Net loss	(69,308)	(68,224)
Total Assets	138,971	177,298
Corporate and Other
Segment Reporting Information [Line Items]
Revenues	0	0
Cost of sales	0	0
Other operating costs	(14,619)	21,084
Loss from operations	(14,619)	(21,084)
Interest expense, net of capitalized interest	(20,593)	(43,317)
Fair value adjustment to warrants - Notes 12 and 20	14,426	(3,767)
Loss on sale of equipment	0
Interest income		0
Loss before income taxes	(20,786)
Income tax benefit - Note 17	1,530
Net loss	(19,256)	(68,168)
Total Assets	$ 3,353	$ 55,328